Debt securities issued (Tables)	12 Months Ended
Dec. 31, 2023
Debt securities issued [Abstract]
Summary of debt securities issued
Debt securities issued as of December 31, 2022 and 2023 are as follows:

	2022			2023
	Interest rate (%)	Amount		Interest rate (%)	Amount
Debt securities issued in Korean won:
Debt securities issued	0.05~9.00	~~W~~	61,038,481	0.00~7.70	~~W~~	65,801,744
Subordinated debt securities issued	2.20~4.17		3,275,225	2.20~5.20		2,860,105
Gain on fair value hedges	—		(348,700)	—		(225,750)
Discount on debt securities issued	—		(37,943)	—		(53,857)

			63,927,063			68,382,242

Debt securities issued in foreign currencies:
Debt securities issued	0.25~7.59		9,586,831	0.25~7.36		9,697,265
Subordinated debt securities issued	3.34~5.10		4,145,264	3.34~5.00		3,768,942
Gain on fair value hedges	—		(324,901)	—		(240,483)
Discount on debt securities issued	—		(45,474)	—		(46,241)

			13,361,720			13,179,483

		~~W~~	77,288,783		~~W~~	81,561,725